LONG-TERM INVESTMENTS IN EQUITY INVESTEES - Basis difference upon deconsolidation (Details) - DayOne ¥ in Thousands	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Carrying value of investment in DayOne	¥ 7,537,604
Proportionate share of DayOne's net tangible and intangible assets	5,525,585
Basis difference	2,012,019
Basis difference assigned to:
Tangible and intangible assets	99,153
Goodwill	1,934,680
Deferred tax liabilities	(21,814)
Basis difference	¥ 2,012,019